Taxation - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Income Tax Expense Benefits [line items]
Applicable tax rate	19.25%	19.25%	20.00%	20.00%	20.25%
Bank corporation tax surcharge	8.00%	8.00%	8.00%	8.00%
Effective tax rate	30.90%	30.90%	31.20%	31.20%	28.30%
Deferred tax asset	£ 4,000,000		£ 5,000,000
Unrecognised capital losses carried forward	£ 0		£ 0
Net operating losses carried forward | $		$ 76		$ 80
Banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	27.25%	27.25%	28.00%	28.00%
Non-banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	19.25%	19.25%	20.00%	20.00%
Deferred Tax Assets That Rely on Future Profitability Excluding Timing Differences [member]
Income Tax Expense Benefits [line items]
Recognised capital losses carried forward	£ 21,000,000		£ 0
Bottom of Range [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%	19.00%
Finance (No.2) Act 2015 [member] | Top of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	18.00%	18.00%
Finance (No.2) Act 2016 [member] | Bottom of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	17.00%	17.00%